Dividend Payable (Details)							1 Months Ended		12 Months Ended
	Jun. 23, 2017 shares	May 26, 2017 $ / shares	Apr. 24, 2017 shares	Mar. 21, 2017 $ / shares	Jan. 20, 2017 shares	Dec. 19, 2016 $ / shares	Oct. 18, 2016 USD ($) $ / shares shares	Aug. 29, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Dividend Payable (Textual)
Dividend declared to shareholder									$ (2,630,649)	$ (5,782,484)	$ (6,903,416)
Dividend - convertible redeemable preferred stock									686,400	333,327
Declared common shares dividend								$ 2,060,435
Percentage of dividend to net income		25.00%		25.00%		25.00%		15.00%
Common shares dividend paid by cash							$ 1,323,275		$ 480,000
Common shares dividend, Shares | shares	210,925		129,872		519,156		2,013
Par value of dividend paid by share | $ / shares							$ 8.16
Dividends payable, amount per share | $ / shares		$ 0.047		$ 0.036		$ 0.148
Escrow shares | shares									8,000,000
Dividend payable to escrow shares									$ 720,000
Common shares dividend paid by shares							$ 17,160		$ 5,332,969	17,160
Description of dividends payable		The Company announced a dividend of $0.047 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company's consolidated net income for the period beginning January 1,2017 through March 31,2017, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period. the dividend was paid on June 23, 2017 to holders of record of the Company's ordinary share on June 5, 2017.		The company announced a dividend of $0.036 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company's consolidated net income for the period beginning October 1, 2016 through December 31, 2016, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period.		The Company announced a dividend of $0.148 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company's consolidated net income for the period beginning January 1, 2016 through September 30, 2016, the end of the Company's third quarter, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period.
Accumulated unpaid dividends										4,442,048
Dividends paid by stocks										$ 3,388,721
Ordinary shares, issued | shares									23,758,817	22,898,864
Ordinary shares, outstanding | shares									23,758,817	22,898,864
Feng Hui [Member]
Dividend Payable (Textual)
Dividend declared to shareholder											$ 6,903,416	¥ 43,000,000